Income Taxes - Reconciliation of Changes in Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of period	$ 256	$ 350	$ 513
Additions for tax positions taken in prior years	8	32	141
Additions for tax positions taken in the current year	7	6	3
Exam resolutions	(3)	(131)	(302)
Statute expirations	(1)	(1)	(5)
Balance at end of period	$ 267	$ 256	$ 350